Segment reporting - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Income/(expenses) before taxes	R$ 95,989	R$ 1,119	R$ 49,406
Financial result	305,575	199,871	29,359
Depreciation and amortization	212,658	150,951	54,479
Interest on tuition fees paid in arrears	24,079	26,545	17,456
Share-based compensation plan	(9,389)	(6,010)	14,728
Other income (expenses), net	8,453	2,320	(65)
Restructuring expenses	26,846	24,948	10,098
M&A and Offering Expenses	54,078	28,310	6,975
Unallocated Operational expenses	124,942	96,851	55,501
Adjusted EBITDA allocated to segments	843,231	524,905	R$ 237,937
Unallocated M&A and Offering expenses	R$ 33,879	R$ 18,231